Reporting Entity	12 Months Ended
Dec. 31, 2018
General Information About Financial Statements [Abstract]
Reporting Entity
REPORTING ENTITY:
Celestica Inc. (Celestica) is incorporated in Ontario with its corporate headquarters located in Toronto, Ontario, Canada. Celestica’s subordinate voting shares are listed on the Toronto Stock Exchange (TSX) and the New York Stock Exchange (NYSE).
Celestica delivers innovative supply chain solutions globally to customers in two operating and reportable segments: Advanced Technology Solutions (ATS) and Connectivity & Cloud Solutions (CCS). Our ATS segment consists of our ATS end market, and is comprised of our aerospace and defense, industrial, smart energy, healthtech, and capital equipment businesses. Our capital equipment business consists of our semiconductor, display, and power & signal distribution equipment businesses. Our CCS segment consists of our Communications and Enterprise end markets, and is comprised of our enterprise communications, telecommunications, servers and storage businesses. See note 25 for a discussion of the reorganization of our end markets and the division of our business into two operating and reportable segments, commencing in the first quarter of 2018. Our prior period financial information has been reclassified to reflect the reorganized segment structure and to conform to the current presentation.